Income Taxes	12 Months Ended
Dec. 31, 2025
Notes to Consolidated Financial Statements [Abstract]
Income Taxes

 Note 10 | Income taxes

	2025	2024
Current income tax
Tax expense for current year	491	409
Adjustments in respect of prior years	11	(4)
Total current income tax expense	502	405
Deferred income tax
Origination and reversal of temporary differences	235	41
Adjustments in respect of prior years	7	(10)
Change in recognition of tax losses and deductible temporary differences	8	‐
Total deferred income tax expense	250	31
Income tax expense included in net earnings	752	436

We operate in a specialized industry and in several tax jurisdictions; as a result, our earnings are subject to various rates of taxation. We have operations in countries where the global minimum top-up tax under Pillar Two tax legislation has been enacted. Our current exposure is minimal.

The provision for income taxes differs from the amount that would have resulted from applying the Canadian statutory income tax rates to earnings before income taxes as follows:

	2025	2024
Earnings (loss) before income taxes
Canada	1,182	699
United States	1,089	709
Australia	162	169
Other	616	(441)
	3,049	1,136
Canadian federal and provincial statutory income tax rate (%)	27	27
Income tax at statutory rates	823	307
Adjusted for the effect of:
Impact of foreign tax rates	(181)	(151)
Non-taxable income	(43)	(49)
Production-related deductions	(37)	(44)
Withholding taxes	91	50
Current year losses for which no deferred tax asset is recognized	42	300
Change in estimates related to prior years	24	(19)
Non-deductible expenses	4	19
Tax authority examinations	1	12
Other	28	11
Income tax expense included in net earnings	752	436